CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income for the year	¥ 164,174	$ 23,976	¥ 252,758	¥ 248,903
Adjustments to reconcile net cash flows from operating activities:
Depreciation	153,850	22,468	106,107	78,286
Amortization of land use rights	2,128	311	1,357	973
Amortization of intangible assets	41,447	6,053	23,355	6,620
Noncash lease expense	142,519	20,814
Impairment loss on goodwill	68,723	10,036	0	0
Impairment loss on operating lease right-of-use assets	12,772	1,866	0	0
Finance costs	15,161	2,214	19,089
Loss on disposal of property and equipment	438	63	2,945	117
Share of equity in loss of unconsolidated affiliates	595	87	239	40
Share-based compensation	(10,631)	(1,553)	51,664	29,061
Gain on disposal of a subsidiary	(14,865)	(2,171)		(2,443)
Investment income	(211)	(31)	(7,373)	(19,226)
Deferred income taxes	(12,971)	(1,894)	(4,549)	6,691
Changes in operating assets and liabilities and other, net:
Accounts receivable	5,467	798	1,564	(424)
Inventories	(1,345)	(196)	(14,723)	(468)
Amounts due from related parties	(7,868)	(1,149)	6,573	(7,674)
Other receivables, deposits and other assets	9,973	1,456	(10,516)	(13,948)
Accounts payable	(7,876)	(1,150)	(3,477)	(2,738)
Amounts due to related parties	3,605	526	16,955	(5,865)
Accrued expenses and other current liabilities	6,256	914	104,458	50,920
Contract liabilities	(25,249)	(3,687)	293,322
Deferred revenue				190,575
Refund liabilities	23,802	3,476	6,309
Other assets and liabilities	30,847	4,506	18,931	(5,184)
Lease liabilities	(109,514)	(15,994)
Net cash provided by operating activities	491,227	71,739	864,988	554,216
Cash flows from investing activities
Purchase of short term investments	(2,156,550)	(314,944)	(688,360)	(1,897,000)
Purchase of long-term investments			(13,416)	(190,920)
Proceed from redemption of short term investments upon maturity	2,390,010	349,039	669,127	1,922,616
Additions of property and equipment and intangible assets	(149,763)	(21,872)	(155,204)	(117,556)
Proceeds from sale of property and equipment	1,539	226	1,552	859
Acquisition of subsidiaries, net of cash acquired of RMB 60,155, RMB 185,106 and RMB 41,413 in 2018, 2019 and 2020, respectively	5,179	756	(1,721,123)	(179,571)
Payment for acquisition deposits			(338,585)	(8,854)
Payment for equity method investments	(42,000)	(6,134)	(10,000)
Disposal of a subsidiary, net of cash disposed of RMB 9,034, nil and RMB 6,192 in 2018, 2019 and 2020, respectively	24,152	3,527		(2,034)
Net cash (used in) provided by investing activities	72,567	10,598	(2,256,009)	(472,460)
Cash flows from financing activities
Proceeds from follow-on offering, net of offering cost paid of RMB 5,996 in 2018				1,151,702
Advances from related parties			694,751
Repayments to related parties	(8,732)	(1,275)	(694,751)
Repurchase of ordinary shares	(56,058)	(8,187)	(417,149)	(108,938)
Dividend to shareholders	184,238	26,906
Dividend to non-controlling interests	3,104	454
Proceeds from bank loan	1,016,219	148,410	50,000	49,840
Repayment to bank loan	(50,000)	(7,302)	(50,021)
Proceeds from issuance of bonds			2,069,160
Issuance cost of bonds			(32,971)
Repurchase of bonds	10,659	1,557
Capital injection from non-controlling interests	2,650	387	500
Proceeds on exercise of stock options			858
Net cash provided by financing activities	675,703	98,680	1,479,533	1,092,604
Net increase in cash and cash equivalents, and restricted cash	1,239,497	181,017	88,512	1,174,360
Cash, cash equivalents and restricted cash at beginning of the year	3,265,014	476,825	3,164,081	1,896,662
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(80,574)	(11,767)	12,421	93,059
Cash, cash equivalents and restricted cash at end of the year	4,423,937	646,075	3,265,014	3,164,081
Supplemental disclosure of cash flow information:
Income tax paid	67,869	9,912	56,472	65,136
Non-cash investing activities: For the year ended of August 31, 2018, 2019 and 2020
Acquisition of subsidiaries	38,416	5,610	49,238
Other payable related to stock repurchase				(5,616)
Accounts payable balance for acquisition of property and equipment	(13,038)	(1,904)	(8,738)	(5,751)
Amounts due to related parties balance for acquisition of property and equipment	(15,545)	(2,270)	(16,909)	¥ (27,869)
Right-of-use assets obtained in exchange for the new operating lease liabilities (Note 15)	75,752	11,063
Decrease of Right-of-use assets for early termination	14,019	2,047
Hangzhou Impression
Cash flows from financing activities
Payment for acquisition			(21,000)
Chengdu Yinzhe
Cash flows from financing activities
Payment for acquisition	¥ (30,375)	$ (4,436)	(30,375)
Xinqiao Group
Cash flows from financing activities
Payment for acquisition			¥ (89,469)